QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Oct. 28, 2012
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

NOTE P

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following tabulations reflect the unaudited quarterly results of operations for the years ended October 28, 2012, and October 30, 2011.

(in thousands, except per share data)	Net Sales	Gross Profit	Net Earnings	Net Earnings Attributable to Hormel Foods Corporation(1)	Basic Earnings Per Share	Diluted Earnings Per Share
2012
First quarter	$2,039,439	$337,409	$129,333	$128,395	$0.49	$0.48
Second quarter	2,012,859	335,607	128,935	127,887	0.49	0.48
Third quarter	2,008,188	307,056	112,407	111,167	0.42	0.41
Fourth quarter	2,170,184	351,779	134,286	132,601	0.50	0.49
2011
First quarter	$1,921,558	$374,005	$150,035	$148,826	$0.56	$0.55
Second quarter	1,959,041	326,227	110,702	109,579	0.41	0.40
Third quarter	1,910,592	297,855	99,964	98,481	0.37	0.36
Fourth quarter	2,103,898	336,026	118,495	117,309	0.44	0.43

(1) Excludes net earnings attributable to the Company’s noncontrolling interests.